Organization and Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations
1.	Organization and Operations
About Mesa Air Group, Inc.
Headquartered in Phoenix, Arizona, Mesa Air Group, Inc. (“Mesa,” “Mesa Airlines,” the “Company,” “we,” “our,” or “us”) is the holding company of Mesa Airlines, a regional air carrier providing scheduled passenger service to 82 cities in 34 states, Cuba, and Mexico. As of March 31, 2025, Mesa operated a fleet of 60 Embraer 175
(“E-175”)
regional aircraft with approximately 238 daily departures. The aircraft in Mesa’s fleet were operated under the Company’s Amended and Restated Capacity Purchase Agreement (“CPA”), as United Express, pursuant to the terms of the CPA entered into with United. Except as set forth in the following sentence, all of the Company’s consolidated contract revenues for the three and six months ended March 31, 2025 and March 31, 2024 were derived from operations associated with the CPA, leases of aircraft to a third party, and Mesa Pilot Development (“MPD”). Revenues during the three and six months ended March 31, 2024 also included revenues derived from our Flight Services Agreement (“FSA”) with DHL Network Operations (USA), inc. (“DHL”), which terminated in March 2024. Additionally, our leases of aircraft to a third party terminated upon the sale of such aircraft to United during the six months ended March 31, 2025.
The CPA involves a revenue-guarantee arrangement whereby United pays fixed-fees for each aircraft under contract, departure, flight hour (measured from takeoff to landing, excluding taxi time) or block hour (measured from takeoff to landing, including taxi time), and reimbursement of certain direct operating expenses in exchange for providing flight services. United also pays certain expenses directly to suppliers, such as fuel, ground operations and landing fees. Under the terms of the CPA, United controls route selection, pricing, and seat inventories, reducing our exposure to fluctuations in passenger traffic, fare levels, and fuel prices.
Merger Agreement
On April 4, 2025, the Company entered into an Agreement, Plan of Conversion and Plan of Merger (the “Merger Agreement”) with Republic Airways Holdings, Inc., a Delaware corporation (“Republic”). Subject to the terms and conditions of the Merger Agreement, Republic will merge with and into the Company (the “Merger”), with the Company continuing as the surviving corporation following the Merger. In connection with the Merger, immediately prior to the effective time of the Merger (the “Effective Time”), the Company will convert from a Nevada corporation to a Delaware corporation pursuant to a Plan of Conversion (the “Conversion).
Effect on Capital Stock
At the Effective Time, each share of common stock (“Republic Common Stock”), par value $0.001 per share, of Republic issued and outstanding immediately prior to the Effective Time (other than any Cancelled Shares (as defined in the Merger Agreement) and dissenting shares held by stockholders who (i) have not voted in favor of the Merger or consented to it in writing and (ii) have properly demanded appraisal of such shares of Republic Common Stock in accordance with, and have complied in all respects with, the provisions of Section 262 of the Delaware General Corporation Law), shall thereupon be converted into the right to receive 584.90 validly issued, fully paid and non-assessable
shares of common stock (“Mesa Common Stock”), no par value per share, of Mesa (the “Merger Consideration”).
Treatment of Equity Awards
Immediately prior to the Effective Time, (i) any vesting conditions applicable to each Parent RSU (as defined in the Merger Agreement) shall, automatically and without any required action on the part of the holder thereof, accelerate in full, and (ii) each Parent RSU shall, automatically and without any required action on the part of the holder thereof, be cancelled and shall only entitle the holder of such Parent RSU to receive the number of shares of Mesa Common Stock subject to such Parent RSU immediately prior to the Effective Time.

Immediately prior to the Effective Time, (i) each outstanding Republic RSU (as defined in the Merger Agreement) that has vested in accordance with its terms (including each outstanding Republic RSU that will become vested upon the closing of the Merger) (a “Vested Republic RSU”) shall, automatically and without any required action on the part of the holder thereof, be cancelled and shall only entitle the holder of such Vested Republic RSU to receive a number of whole shares of Mesa Common Stock (rounded up to the next whole share of Mesa Common Stock), which shares of Republic Common Stock shall be converted into Mesa Common Stock, and (ii) each outstanding Republic RSU that is not a Vested Republic RSU (an “Unvested Republic RSU”) shall, automatically and without any required action on the part of the holder thereof, be assumed by Mesa and converted into the right to receive an award of restricted shares of Mesa Common Stock pursuant to the Parent Equity Award Plan (as defined in the Merger Agreement) (each, a “Parent Restricted Stock Award”) in an amount equal to the number of whole shares of Mesa Common Stock (rounded up to the next whole share of Mesa Common Stock) equal to the product obtained by multiplying (x) the Exchange Ratio by (y) the total number of shares of Republic Common Stock subject to such Unvested Republic RSU immediately prior to the Effective Time. Each Republic RSU Award assumed and converted into a Mesa Restricted Stock Award shall continue to have, and shall be subject to, the same terms and conditions (including with respect to vesting) as applied to the corresponding Republic RSU Award as of immediately prior to the Effective Time.
Conditions to the Merger
Each of Mesa’s and Republic’s obligation to consummate the Merger is subject to a number of conditions, including, among others, the following, as further described in the Merger Agreement: (i) approval of the transactions contemplated under the Merger Agreement by (a) the holders of at least two-thirds
of the outstanding shares of Republic Common Stock entitled to vote thereon and (b) the holders of a majority of the outstanding shares of Mesa Common Stock, (ii) expiration of the waiting period (or extension thereof) under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (iii) effectiveness of the registration statement relating to the transaction, (iv) the shares of Mesa Common Stock to be issued in the Merger being approved for listing on NASDAQ, (v) no governmental entity shall have enacted, issued, promulgated, enforced or entered any law or order that has the effect of making illegal, enjoining, or otherwise restraining or prohibiting the consummation of the transactions contemplated under the Merger Agreement, (vi) the receipt of requisite approvals from specified aviation authorities, (vii) the representations and warranties of the other party being true and correct, subject to the materiality standards contained in the Merger Agreement, (viii) material compliance by the other party with its covenants, (ix) no material adverse effect having occurred with respect to the other party since the signing of the Merger Agreement, (x) the satisfaction of certain specified conditions of the Three Party Agreement (as defined below), (xi) United shall not have materially breached the terms of the CPA Side Letter (as defined in the Merger Agreement) or provided Mesa or Republic with written notice of its intention not to perform or comply with any of the terms or conditions under the
Go-Forward
CPA (as defined in the Merger Agreement), and (xiii) the filing by Mesa of its Form
10-K
for the period ended September 30, 2024 and Form
10-Q
for the period ended December 31, 2024.
Representations and Warranties; Covenants
The Merger Agreement contains customary representations, warranties and covenants by Mesa and Republic. The Merger Agreement also contains customary pre-closing
covenants, including the obligation of Mesa and Republic to conduct their respective businesses in the ordinary course consistent with past practice and to refrain from taking specified actions without the consent of the other party. Each of Mesa and Republic has agreed not to solicit any offer or proposal for specified alternative transactions, or, subject to certain exceptions relating to the receipt of unsolicited offers that may be deemed to be “superior proposals” (as defined in the Merger Agreement), to participate in discussions or engage in negotiations regarding such an offer or proposal with, or furnish any nonpublic information regarding such an offer or proposal to, any person that has made such an offer or proposal.

Termination and Termination Fee
The Merger Agreement contains certain customary termination rights, including, among others, (i) the right of either Mesa or Republic to terminate the Merger Agreement if Mesa or Republic’s stockholders fail to approve the Merger, (ii) the right of either Mesa or Republic to terminate the Merger Agreement if (a) the board of directors of the other party changes its recommendation to approve the transactions or (b) the other party materially breaches any of its representations, warranties or covenants contained in the Merger Agreement in a manner that causes certain conditions to closing to not be satisfied, (iii) the right of either Mesa or Republic to terminate the Merger Agreement if, prior to the receipt of such party’s stockholder approval, such party accepts a superior proposal and such party enters into a definitive agreement for such superior proposal and pays the termination fee to the other party, (iv) the right of either Mesa or Republic to terminate the Merger Agreement if the Merger has not occurred by January 5, 2026, and a further extension until April 6, 2026, in certain circumstances (the “Outside Date”), and (v) the right of Republic to terminate the Merger Agreement if there is a breach of the Three Party Agreement or the CPA Side Letter in a manner that causes certain conditions to closing to not be satisfied. If the Merger Agreement is terminated pursuant to certain termination rights, the terminating party will be required to pay a termination fee of $1.5 million to the non-terminating
party.
Description of Merger Agreement Not Complete
The Merger Agreement and the above description have been included to provide investors and security holders with information regarding the terms of the Merger Agreement. They are not intended to provide any other factual information about Mesa or Republic. The representations, warranties, covenants and other agreements contained in the Merger Agreement were made only for purposes of that agreement and as of specific dates; were solely for the benefit of the parties to the Merger Agreement; and may be subject to limitations agreed upon by the parties, including being qualified and modified by confidential disclosures made by each contracting party to the other for the purposes of allocating contractual risk between them. Investors should be aware that the representations, warranties, covenants and other agreements or any description thereof may not reflect the actual state of facts or condition of Mesa or Republic. Moreover, information concerning the subject matter of the representations, warranties, covenants and other agreements may change after the date of the Merger Agreement. Further, investors should read the Merger Agreement not in isolation, but only in conjunction with the other information that Mesa includes in reports, statements and other filings it makes with the Securities and Exchange Commission (the “SEC”).
Three Party Agreement
Concurrently with the execution and delivery of the Merger Agreement, Mesa, Republic and United, among other parties, entered into that certain Three Party Agreement (the “Three Party Agreement”), pursuant to which, among other things: (i) Mesa will take certain actions at or prior to the closing of the Merger to dispose of certain assets, extinguish certain liabilities and effectuate certain related transactions; (ii) United will take certain actions at or prior to the closing of the Merger to facilitate Mesa’s actions in the foregoing clause (i); and (iii) Mesa at the closing of the Merger will conduct a primary issuance of shares of Mesa Common Stock equal to six percent of the issued and outstanding shares of Mesa Common Stock after giving effect to the issuance of Mesa Common Stock in the Merger (the “Primary Issuance”), which Primary Issuance will (a) first become available to United to the extent of certain financial contributions made by United to Mesa at or prior to the effective time of the Merger, (b) second, to the extent of any remainder, become available to the surviving corporation to satisfy certain liabilities, and (c) third, to the extent of any remainder, become available on a pro rata basis to the persons who, as of immediately prior to the Effective Time, held shares of Mesa Common Stock.
The foregoing description of the Merger Agreement and the Three Party Agreement is only a summary, does not purport to be complete and is subject to, and qualified in its entirety by reference to, the full text of the Merger Agreement and the Three Party Agreement, which are attached as Exhibit 2.1 and 10.1, respectively, to the Current Report on Form
8-K
filed by the Company with the SEC on April 8, 2025.

Liquidity and Going Concern
During our three and six months ended March 31, 2025 and fiscal year ended September 30, 2024, the decrease in scheduled flying activity associated with the transition of our operations with American to United, increased costs associated with pilot wages, together with increasing interest rates adversely impacted our financial results, cash flows, financial position, and other key financial ratios. Additionally, United has asked us to accelerate the removal of our
CRJ-900
aircraft and transition the pilots to our
E-175
fleet. These events will lead to increased costs and impact our block hour capabilities while these pilots are in training.
As a result of the decrease in scheduled flying activity for United, we produced less block hours to generate revenues. During the six months ended March 31, 2025, these challenges resulted in a negative impact on the Company’s financial results highlighted by net loss of $173.2 million, primarily due to a $54.4 million loss recorded related to the sale of 18
E-175
aircraft and $111.8 million in impairment related to held for sale assets and the write down of net book value of 10
E-175
aircraft. These conditions and events raised concerns about our ability to continue to fund our operations and meet our debt obligations over the next twelve months from the filing of this Form
10-Q.
To address such concerns, management developed and implemented several material changes to our business designed to ensure the Company could continue to fund its operations and meet its debt obligations over the next twelve months. The following measures were implemented during the three months ended March 31, 2025, and through the date of issuance of the financial statements.

•
On April 4, 2025, the Company entered into the Three Party Agreement between United, Republic, and the Company, which provides for, among other things, the following, each subject to the completion of the Merger Agreement:

•	Termination of the United CPA.

•	The Company to sell or dispose of all remaining Eligible Assets (as defined in the Three Party Agreement).

•	The Company to extinguish all remaining debt with cash and sale of assets. Any remaining debt will be assumed by the surviving corporation or forgiven by United.

•	A three percent (3%) increase in CPA block hour rates, retroactive to January 1, 2025.

•	The transfer of all of the Company’s rights and obligations under its agreements with Archer (as discussed in Note 15).

•	On April 4, 2025, we entered into the Sixth Amendment to the Third Amended and Restated Capacity Purchase Agreement with United which provides for the following:

•
The extension of the CPA rate increases agreed upon in the First Amendment to our Third Amended and Restated United CPA and the Second Amendment to our Third Amended and Restated United CPA, dated January 11, 2024, and January 19, 2024, respectively (the “January 2024 United CPA Amendments”), retroactive to January 1, 2025, through March 31, 2026.

•	The extension of incentives for achieving certain performance metrics, retroactive to July 1, 2024, through March 31, 2026.

•
On April 4, 2025, we entered into the Sixth Amendment to Second Amended and Restated Credit and Guaranty Agreement providing for the waiver of an existing financial covenant default with respect to the period ended March 31, 2025, and a projected financial covenant default with respect to the periods ending June 30, 2025, September 30, 2025, December 31, 2025, and March 31, 2026, each relating to a minimum liquidity requirement under our United Revolving Credit Facility.

•
On April 3, 2025, we entered into a purchase agreement with a third party which provides for the sale of 23 GE model
CF34-8C
engines to the third party for expected gross proceeds of $16.3 million, which will be used to pay down our UST Loan.

•	Based on the most recent appraisal value of our spare parts, we have $12.4 million of borrowing capacity under our United Revolving Credit Facility.

•
In addition to already executed agreements to sell aircraft, the Company is actively seeking arrangements to sell other surplus assets primarily related to the CRJ fleet including aircraft, engines, and spare parts to reduce debt and optimize operations.

•	We have delayed and/or deferred major spending on aircraft and engine maintenance to match the current and projected level of flight activity.
The Company believes the plans and initiatives outlined above have effectively alleviated the financial concerns and will allow the Company to meet its cash obligations for the next twelve months following the issuance of its financial statements. The forecast of undiscounted cash flows prepared to determine if the Company has the ability to meet its cash obligations over the next twelve months was prepared with significant judgment and estimates of future cash flows based on projections of CPA block hours, maintenance events, labor costs, and other relevant factors. Assumptions used in the forecast may change or not occur as expected.
As of March 31, 2025, the Company has $98.6 million of principal maturity payments on long-term debt due within the next twelve months. We plan to meet these obligations with our cash on hand, ongoing cashflows from our operations, and the liquidity created from the additional measures identified above. If our plans are not realized, we intend to explore additional opportunities to create liquidity by refinancing and deferring repayment of our principal maturity payments that are due within the next twelve months. The Company continues to monitor covenant compliance with its lenders as any noncompliance could have a material impact on the Company’s financial position, cash flows and results of operations.
United Capacity Purchase Agreement
Under the United CPA, we currently have the ability to fly up to 60 aircraft for United. As of March 31, 2025, we operated 60
E-175
aircraft under our Third Amended and Restated Capacity Purchase Agreement with United dated December 27, 2022, which amended and restated the Second Amended and Restated Capacity Purchase Agreement dated November 4, 2020 (as amended, the “United CPA” or the “Amended and Restated United CPA”). Under the United CPA, United owns all of the
E-175
aircraft as of March 31, 2025. The
E-175
aircraft owned by United and leased to us have terms expiring between 2026 and 2028.
In exchange for providing flight services under our United CPA, we receive a fixed monthly minimum amount per aircraft under contract plus certain additional amounts based on exceeding established goals for certain operational metrics. United also reimburses us for certain costs on an actual basis, including property tax per aircraft and passenger liability insurance. Other expenses, including fuel and landing fees, are directly paid to suppliers by United.
United reimburses us on a pass-through basis for certain costs related to heavy airframe and engine maintenance, landing gear, auxiliary power units (“APUs”) and component maintenance for the aircraft owned by United. Our United CPA permits United, subject to certain conditions, including the payment of certain costs tied to aircraft type, to terminate the agreement in its discretion, or remove aircraft from service, by giving us notice of 90 days or more. If United elects to terminate our CPA in its entirety or permanently remove select aircraft from service, we are permitted to return any of the affected aircraft leased from United at no cost to us.
During and subsequent to the six months ended March 31, 2025, we amended our United CPA, providing for the following:

•	The extension of the CPA rate increases agreed upon in the January 2024 United CPA Amendments through March 31, 2026.

•	The extension of incentives for achieving certain performance metrics through March 2026.

•	The commitment of a combined fleet of 60 CRJ-900 and E-175 aircraft through February 2025, and an entirely E-175 fleet by March 2025.

•	Reimbursement of up to $14.0 million of expenses related to the transition to an entirely E-175 fleet.

•	Amendment of certain scheduled exit dates for our E-175 and CRJ-900 Covered Aircraft (as defined in the United CPA).
In January 2024, the Amended and Restated United CPA was amended to provide for the following:

•	Increased CPA rates for E-175 aircraft, retroactive to October 1, 2023 through December 31, 2024;

•	Amended certain notice requirements for removal by United of up to eight CRJ-900 Covered Aircraft (as defined in the United CPA) from the United CPA;

•	Extended United’s existing utilization waiver for the Company’s operation of E-175 and CRJ-900 Covered Aircraft (as defined in the United CPA) to June 30, 2024.
Additionally, in January 2023, in consideration for entering in the Amended and Restated United CPA and providing the revolving line of credit, discussed in Note 8, the Company (i) granted United the right to designate one individual to the Company’s board of directors (the “United Designee”), which occurred effective May 2, 2023 with the appointment of Jonathan Ireland and (ii) issued to United 4,042,061 shares of the Company’s common stock equal to approximately 10% of the Company’s issued and outstanding capital stock on such date (the “United Shares”). United’s board designee rights will terminate at such time as United’s equity ownership in the Company falls below five percent (5%) of the Company’s issued and outstanding stock.
United was also granted
pre-emptive
rights relating to the issuance of any equity securities by the Company and certain registration rights, set forth in a definitive registration rights agreement with United, granting United customary demand registration rights in respect of publicly registered offerings of the Company, subject to usual and customary exceptions and limitations.
Our United CPA is subject to termination prior to its expiration, including under the following circumstances:

•	If certain operational performance factors fall below a specified percentage for a specified time, subject to notice under certain circumstances;

•	If we fail to perform the material covenants, agreements, terms or conditions of our United CPA or similar agreements with United, subject to 30 days’ notice and cure rights;

•	If either United or we become insolvent, file bankruptcy, or fail to pay debts when due, the non-defaulting party may terminate the agreement;

•	If we merge with, or if control of us is acquired by another air carrier or a corporation directly or indirectly owning or controlling another air carrier;

•
United, subject to certain conditions, including the payment of certain costs tied to aircraft type, may terminate the agreement in its discretion, or remove
E-175
aircraft from service, by giving us notice of 90 days or more; and

•
If United elects to terminate our United CPA in its entirety or permanently remove aircraft from service, we are permitted to return any of the affected
E-175
aircraft leased from United at no cost to us.

1.	Organization and Operations
The Company
Headquartered in Phoenix, Arizona, Mesa Air Group, Inc. (“Mesa,” the “Company,” “we,” “our,” or “us”) is the holding company of Mesa Airlines, a regional air carrier providing scheduled passenger service to 67 cities in 34 states, Cuba, and Mexico. As of September 30, 2024, Mesa operated a fleet of 67 regional aircraft consisting of 55
E-175
aircraft and 12
CRJ-900
aircraft with approximately 265 daily departures. Mesa’s fleet were conducted under our CPA and FSA, leased to a third party, held for sale or maintained as operational spares during the fiscal year ended September 30, 2024. Mesa operates all of its flights as United Express flights pursuant to the terms of the CPA entered into with United. Prior to the voluntary wind-down of the FSA with DHL on March 1, 2024, Mesa also operated flights as DHL Express flights pursuant to the terms of the FSA. All of the Company’s consolidated contract revenues for the fiscal years ended September 30, 2024 and 2023 were derived from operations associated with the United CPA, DHL FSA, leases of aircraft to a third party, and Mesa Pilot Development (“MPD”). The Company also generated contract revenues for the fiscal year ended September 30, 2023 from the Company’s CPA with American prior to the wind-down and termination of the American CPA on April 3, 2023.
The United CPA involves a revenue-guarantee arrangement whereby United pays fixed-fees for each aircraft under contract, departure, flight hour (measured from takeoff to landing, excluding taxi time) or block hour (measured from takeoff to landing, including taxi time), and reimbursement of certain direct operating expenses in exchange for providing flight services. United also pays certain expenses directly to suppliers, such as fuel, ground operations and landing fees. Under the terms of the CPA, United controls route selection, pricing, and seat inventories, reducing our exposure to fluctuations in passenger traffic, fare levels, and fuel prices.
Liquidity and Going Concern
During our fiscal year ended September 30, 2024, the decrease in scheduled flying activity associated with the transition of our operations with American to United, increased costs associated with pilot wages, together with increasing interest rates adversely impacted our financial results, cash flows, financial position, and other key financial ratios. Additionally, United has asked us to accelerate the removal of our
CRJ-900
aircraft and transition the pilots to our
E-175
fleet. These events will lead to increased costs and impact our block hour capabilities while these pilots are in training.
As a result of the decrease in scheduled flying activity for United, we produced less block hours to generate revenues. During the fiscal year ended September 30, 2024, these challenges resulted in a negative impact on the Company’s financial results highlighted by net loss of $91.0 million, primarily due to impairment expense of $73.7 million related to held for sale assets during the year. These conditions and events raised concerns about our ability to continue to fund our operations and meet our debt obligations over the next twelve months from the filing of this Form
10-K.
To address such concerns, management developed and implemented certain material changes to our business designed to ensure the Company could continue to fund its operations and meet its debt obligations over the next twelve months. The following measures were implemented during the year ended September 30, 2024, and through the date of issuance of the financial statements.

•
On April 4, 2025, the Company entered into the Three Party Agreement between United, Republic, and the Company, which provides for, among other things, the following, each subject to the completion of the Merger Agreement:

•	Termination of the United CPA.

•	The Company to sell or dispose of all remaining Eligible Assets (as defined in the Three Party Agreement).

•	The Company to extinguish all remaining debt with cash and sale of assets. Any remaining debt will be assumed by the surviving corporation or forgiven by United.

•	A three percent (3%) increase in CPA block hour rates, retroactive to January 1, 2025.

•	The transfer of all of the Company’s rights and obligations under its agreements with Archer (as discussed in Note 17).

•	On April 4, 2025, we entered into the Sixth Amendment to the Third Amended and Restated Capacity Purchase Agreement with United which provides for the following:

•	The extension of the CPA rate increases agreed upon in the January 2024 United CPA Amendments, retroactive to January 1, 2025, through March 31, 2026.

•	The extension of incentives for achieving certain performance metrics, retroactive to July 1, 2024, through March 31, 2026.

•
On April 4, 2025, we entered into the Sixth Amendment to Second Amended and Restated Credit and Guaranty Agreement providing for the waiver of an existing financial covenant default with respect to the period ended March 31, 2025, and a projected financial covenant default with respect to the periods ending June 30, 2025, September 30, 2025, December 31, 2025, and March 31, 2026, each relating to a minimum liquidity requirement under our United Revolving Credit Facility.

•
On April 3, 2025, we entered into a purchase agreement with a third party which provides for the sale of 23 GE model
CF34-8C
engines to the third party for expected gross proceeds of $16.3 million, which will be used to pay down our UST Loan.

•
On December 31, 2024, we entered into an Aircraft Purchase Agreement with United which provides for the sale of
18 E-175
aircraft to United for gross proceeds of $227.7 million and net proceeds of $84.7 million after the retirement of debt. Subsequently, we closed the sale of all 18 aircraft to United.

•
On December 30, 2024, we received notice from United that $4.5 million of our Effective Date Revolving Loan balance under our United Revolving Credit Facility has been forgiven for achieving certain operational performance metrics outlined in the United CPA.

•
On December 24, 2024, we entered into a purchase agreement with a third party which provides for the sale of
15 CRJ-900
airframes to the third party for expected gross proceeds of $19.0 million, which will be used to pay down our UST Loan. On April 3, 2025, the purchase agreement was amended to include an additional
14 CRJ-900
airframes to be sold to the third party for expected gross proceeds of $9.1 million. The total expected gross proceeds of $28.1 million will be used to pay down our UST Loan.

•
On December 23, 2024, we entered into an agreement with the UST to lower the minimum CCR covenant to .99 to 1.0 effective as of November 22, 2024 through February 28, 2025. After such date, the CCR will revert to 1.55 to 1.0. The agreement also requires the Company to use its reasonable best efforts to cause counterparties to all Receivables (as defined in the Treasury Loan) (whether or not constituting “Eligible Receivables” (as defined in the Treasury Loan)) of the Company to be paid to the Eligible Receivables Account (as defined in the Treasury Loan). Receivables generated from the sale of assets that are not Collateral (as defined in the Treasury Loan) are excluded from the scope of the foregoing requirement. As a result of the lower CCR covenant, we are in compliance with this covenant as of September 30, 2024. Additionally, on March 18, 2025, we entered into a new CCR Modification Agreement with the UST to lower the minimum CCR covenant to .91 to 1.0 effective as of February 28, 2025 through the maturity date of the loan.

•	On December 23, 2024, we entered into a Waiver to Second Amended and Restated Credit and Guaranty Agreement providing for the waiver of an existing financial covenant default with respect to the period July 1, 2024 to December 23, 2024 and a projected financial covenant default with respect to the period December 24, 2024 to December 31, 2024, each relating to a minimum liquidity requirement under our United Revolving Credit Facility.

•	On December 23, 2024, we entered into the Fourth Amendment to our Third Amended and Restated United CPA which provides for the following:

•	Amended certain scheduled exit dates for our E-175 and CRJ-900 Covered Aircraft (as defined in the United CPA).

•	Added provisions relating to the reimbursement by United of up to $14.0 million of pilot training costs incurred by the Company with respect to its E-175 aircraft.

•
On September 25, 2024, we reached an agreement with United which provides for, among other things, the commitment to buy our two CRJ-700
aircraft out of their lease with GoJet and to purchase such aircraft for total proceeds of $11.0 million, $4.5 million of which will pay down the outstanding obligations. Subsequent to September 30, 2024, we closed the sale of the two CRJ-700
aircraft to United.

•	Based on the most recent appraisal value of our spare parts, we have $12.4 million of borrowing capacity under our United Revolving Credit Facility.

•
In addition to already executed agreements to sell aircraft, the Company is actively seeking arrangements to sell other surplus assets primarily related to the CRJ fleet including aircraft, engines, and spare parts to reduce debt and optimize operations.

•	We have delayed and/or deferred major spending on aircraft and engine maintenance to match the current and projected level of flight activity.
The Company believes the plans and initiatives outlined above have effectively alleviated the financial concerns and will allow the Company to meet its cash obligations for the next twelve months following the issuance of its financial statements. The forecast of undiscounted cash flows prepared to determine if the Company has the ability to meet its cash obligations over the next twelve months was prepared with significant judgment and estimates of future cash flows based on projections of CPA block hours, maintenance events, labor costs, and other relevant factors. Assumptions used in the forecast may change or not occur as expected.
As of July 16, 2024, the Company was not in compliance with a financial covenant related to a minimum liquidity requirement of $15.0 million of cash and cash equivalents associated with its Second Amended and Restated Credit and Guaranty Agreement with United. On December 23, 2024, the Company entered into a Waiver to Second Amended and Restated Credit and Guaranty Agreement providing for the waiver for the financial covenant default with respect to the period July 1, 2024 to December 23, 2024 and a projected financial covenant default with respect to the period December 24, 2024 to December 31, 2024. Further, on April 4, 2025, the Company entered into the Sixth Amendment to Second Amended and Restated Credit and Guaranty Agreement providing for the waiver of an existing financial covenant default with respect to the period ended March 31, 2025, and a projected financial covenant default with respect to the periods ending June 30, 2025, September 30, 2025, December 31, 2025, and March 31, 2026. As of the issuance of this Form
10-K,
we are in compliance with all financial covenants.
As of September 30, 2024, the Company had $50.5 million of principal maturity payments on long-term debt due within the next twelve months. Additionally, all outstanding principal amounts of $113.7 million as of September 30, 2024, under our UST Loan are due and payable in a single installment on October 30, 2025. We plan to meet these obligations with our cash on hand, ongoing cashflows from our operations, and the liquidity created from the additional measures identified above. If our plans are not realized, we intend to explore additional opportunities to create liquidity by refinancing and deferring repayment of our principal maturity payments that are due within the next twelve months. The Company continues to monitor covenant compliance with its lenders as any noncompliance could have a material impact on the Company’s financial position, cash flows and results of operations. As of September 30, 2024, the Company is in compliance with all financial covenants. See Sources and Uses of Cash in “Part II. Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations” for additional disclosure.
United Capacity Purchase Agreement
Under the United CPA, we currently have the ability to fly up to 67 aircraft for United. During the fiscal year ended September 30, 2024, United began exercising its right under Section 2.4(a) of the United CPA to remove
CRJ-900
Covered Aircraft (as defined in the United CPA). 14
CRJ-900
aircraft were removed from the CPA, and the remaining 12 will be removed from the CPA by the end of February 2025. As of September 30, 2024 we operated 55
E-175
and 12
CRJ-900
aircraft under our United CPA. Under the United CPA, United owns 42 of our 60
E-175
aircraft. The
E-175
aircraft owned by United and leased to us have terms expiring between 2024 and 2028, and the 18
E-175
aircraft owned by us have terms expiring in 2028.
In exchange for providing flight services under our United CPA, we receive a fixed monthly minimum amount per aircraft under contract plus certain additional amounts based upon the number of flights and block hours flown and the results of certain performance metrics. United also reimburses us for certain costs on an actual basis, including property tax per aircraft and passenger liability insurance. Other expenses, including fuel and certain landing fees, are directly paid to suppliers by United.
United reimburses us on a pass-through basis for certain costs related to heavy airframe and engine maintenance, landing gear, auxiliary power units (“
APUs
”) and component maintenance for the aircraft owned by United. Our United CPA permits United, subject to certain conditions, including the payment of certain costs tied to aircraft type, to terminate the agreement in its discretion, or remove aircraft from service, by giving us notice of 90 days or more. If United elects to terminate our United CPA in its entirety or permanently remove select aircraft from service, we are permitted to return any of the affected aircraft leased from United at no cost to us. In addition, if United removes any of our 18 owned
E-175
aircraft from service at its direction, United would remain obligated, at our option, to assume the aircraft ownership and associated debt with respect to such aircraft through the end of the term of the United CPA.
Subsequent to September 30, 2024, we amended our United CPA, providing for the following:

•	The extension of the CPA rate increases agreed upon in the January 2024 United CPA Amendments through March 31, 2026.

•	The extension of incentives for achieving certain performance metrics through March 2026.

•	The commitment of a combined fleet of 60 CRJ-900 and E-175 aircraft through February 2025, and an entirely E-175 fleet by March 2025.

•	Reimbursement of up to $14.0 million of expenses related to the transition to an entirely E-175 fleet.

•	Amendment of certain scheduled exit dates for our E-175 and CRJ-900 Covered Aircraft (as defined in the United CPA).
On January 11, 2024 and January 19, 2024, we entered into the January 2024 United CPA Amendments which provide for the following:

•	Increased CPA rates, retroactive to October 1, 2023 through December 31, 2024.

•	Amended certain notice requirements for removal by United of up to eight CRJ-900 Covered Aircraft (as defined in the United CPA) from the United CPA.

•	Extended United’s existing utilization waiver for the Company’s operation of E-175 and CRJ-900 Covered Aircraft (as defined in the United CPA) to June 30, 2024.

Our United CPA is subject to early termination prior to its expiration in various circumstances including:

•	If certain operational performance factors fall below a specified percentage for a specified time, subject to notice under certain circumstances;

•	If we fail to perform the material covenants, agreements, terms or conditions of our United CPA or similar agreements with United, subject to 30 days’ notice and cure rights;

•	If either United or we become insolvent, file bankruptcy, or fail to pay debts when due, the non-defaulting party may terminate the agreement;

•	If we merge with, or if control of us is acquired by another air carrier or a corporation directly or indirectly owning or controlling another air carrier;

•
United, subject to certain conditions, including the payment of certain costs tied to aircraft type, may terminate the agreement in its discretion, or remove
E-175
aircraft from service, by giving us notice of 90 days or more; and

•
If United elects to terminate our United CPA in its entirety or permanently remove aircraft from service, we are permitted to return any of the affected
E-175
aircraft leased from United at no cost to us.

DHL Flight Services Agreement
On December 20, 2019, we entered into a FSA with DHL (the “DHL FSA”). Under the terms of the DHL FSA, we operated four Boeing 737 aircraft to provide cargo air transportation services. In exchange for providing cargo flight services, we received a fee per block hour with a minimum block hour guarantee. We were eligible for a monthly performance bonus or subject to a monthly penalty based on timeliness and completion performance. Ground support expenses including fueling and airport fees were paid directly by DHL. On March 15, 2024, we entered into Amendment No. 3 to our DHL FSA which provided for the wind-down and termination of our flight operations on behalf of DHL. As part of this Amendment, we received $1.0 million for wind-down and associated costs.